IMPACT OF THE COVID19 PANDEMIC - CARES Employee Retention Credit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
IMPACT OF THE COVID19 PANDEMIC
Maximum Cares Act Employee retention credit per employee				$ 5
Retention credit as a percentage of qualified wages paid to employees				50.00%
Maximum qualified annual wages				$ 10
CARES Act employee retention credit	$ 446	$ 334	$ 780	$ 2,328
Percentage of deferred payment of the employer portion of social security taxes due December 31, 2021				50.00%
Percentage of deferred payment of the employer portion of social security taxes due December 31, 2022				50.00%
Amount deferred for employer portion of social security taxes				$ 4,138
Amount deferred for employer portion of social security taxes, current				2,069
Amount deferred for employer portion of social security taxes, noncurrent				$ 2,069